United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/10

Date of Reporting Period:  Quarter ended 3/31/10

Item 1.                      Schedule of Investments

Federated Capital Appreciation Fund II

Portfolio of Investments

March 31, 2010 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 150.5%
		Consumer Discretionary – 18.0%
51,050	[1]	Gymboree Corp.	2,635,711
61,200	[1]	Las Vegas Sands Corp.	1,294,380
11,150	[1]	Lear Corp.	884,753
53,700		McDonald's Corp.	3,582,864
34,300		Nordstrom, Inc.	1,401,155
39,900		Omnicom Group, Inc.	1,548,519
25,600		Stanley Black & Decker Inc.	1,469,696
54,050		Target Corp.	2,843,030
		TOTAL	15,660,108
		Consumer Staples – 18.2%
32,350		General Mills, Inc.	2,290,057
49,435		H.J. Heinz Co.	2,254,730
33,400		Kellogg Co.	1,784,562
73,500		Kraft Foods, Inc., Class A	2,222,640
26,835		Mead Johnson Nutrition Co.	1,396,225
51,950		PepsiCo, Inc.	3,437,012
37,800		Procter & Gamble Co.	2,391,606
		TOTAL	15,776,832
		Energy – 16.7%
14,350		Apache Corp.	1,456,525
52,150	[1]	Cameron International Corp.	2,235,149
63,070		Chevron Corp.	4,782,598
41,700		Exxon Mobil Corp.	2,793,066
50,600		Schlumberger Ltd.	3,211,076
		TOTAL	14,478,414
		Financials – 21.0%
126,400		Bank of America Corp.	2,256,240
187,300	[1]	Citigroup, Inc.	758,565
28,600		Comerica, Inc.	1,087,944
11,250		Goldman Sachs Group, Inc.	1,919,587
17,400		Greenhill & Co., Inc.	1,428,366
96,560		J.P. Morgan Chase & Co.	4,321,060
32,100		MetLife, Inc.	1,391,214
52,400		The Travelers Cos., Inc.	2,826,456
86,510		U.S. Bancorp	2,238,879
		TOTAL	18,228,311
		Health Care – 20.6%
52,400		Abbott Laboratories	2,760,432
48,762		Bristol-Myers Squibb Co.	1,301,945
23,150	[1]	Celgene Corp.	1,434,374
22,000	[1]	Express Scripts, Inc., Class A	2,238,720
21,400	[1]	Genzyme Corp.	1,109,162
27,550	[1]	Gilead Sciences, Inc.	1,252,974
25,050	[1]	Hospira, Inc.	1,419,083
24,100		Johnson & Johnson	1,571,320
1

Shares or Principal Amount			Value
55,550		Merck & Co., Inc.	2,074,793
111,775		Pfizer, Inc.	1,916,941
12,200		Shire Ltd., ADR	804,712
		TOTAL	17,884,456
		Industrials – 9.7%
29,600		Fluor Corp.	1,376,696
221,765		General Electric Co.	4,036,123
12,550		Joy Global, Inc.	710,330
60,700		Tyco International Ltd.	2,321,775
		TOTAL	8,444,924
		Information Technology – 29.2%
75,600	[1]	Adobe Systems, Inc.	2,673,972
14,350	[1]	Apple, Inc.	3,371,245
127,150	[1]	Cisco Systems, Inc.	3,309,715
5,900	[1]	Google Inc.	3,345,359
67,400		Hewlett-Packard Co.	3,582,310
18,200		IBM Corp.	2,334,150
33,800		Intel Corp.	752,388
117,150		Microsoft Corp.	3,428,980
101,100		Oracle Corp.	2,597,259
		TOTAL	25,395,378
		Materials – 8.9%
25,100		Agnico Eagle Mines Ltd.	1,397,317
15,650		BHP Billiton Ltd., ADR	1,257,008
18,150		Potash Corp. of Saskatchewan, Inc.	2,166,203
108,700	[1]	Stillwater Mining Co.	1,410,926
16,100		Walter Industries, Inc.	1,485,547
		TOTAL	7,717,001
		Telecommunication Services – 4.8%
67,820		AT&T, Inc.	1,752,469
77,561		Verizon Communications, Inc.	2,405,942
		TOTAL	4,158,411
		Utilities – 3.4%
90,550		Southern Co.	3,002,638
		TOTAL COMMON STOCKS (IDENTIFIED COST $118,115,618)	130,746,473
		Repurchase Agreement – 6.7%
$5,792,000		Interest in $500,000,000 joint repurchase agreement 0.02%, dated 3/31/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,000,278 on 4/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2040 and the market value of those underlying securities was $515,001,507. (AT COST)	5,792,000
		TOTAL INVESTMENTS — 157.2% (IDENTIFIED COST $123,907,618)[2]	136,538,473
		OTHER ASSETS AND LIABILITIES - NET — (57.2)%[3]	(49,676,806)
		TOTAL NET ASSETS — 100%	$86,861,667
2

1	Non-income producing security.
2	At March 31, 2010, the cost of investments for federal tax purposes was $123,907,618. The net unrealized appreciation of investments for federal tax purposes was $12,630,855. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,941,382 and net unrealized depreciation from investments for those securities having an excess of cost over value of $310,527.
3	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a redemption of Fund Shares on March 31, 2010. The impact of this transaction is not included in portfolio securities as of March 31, 2010.
  Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

    The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$119,588,382	$ —	$ —	$119,588,382
International	11,158,091	—	—	11,158,091
Repurchase Agreement	—	5,792,000	—	5,792,000
TOTAL SECURITIES	$130,746,473	$5,792,000	$ —	$136,538,473
    The following acronym is used throughout this portfolio:
    ADR — American Depositary Receipt
  4

  Federated Capital Income Fund II

  Portfolio of Investments

  March 31, 2010 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 36.5%
		Consumer Discretionary – 4.7%
1,960		Bob Evans Farms, Inc.	60,584
20,670		Comcast Corp., Class A	389,009
14,755		Cooper Tire & Rubber Co.	280,640
3,850		Corus Entertainment, Inc., Class B	75,229
8,145		Foot Locker, Inc.	122,501
3,305		Garmin Ltd.	127,176
4,385		Genuine Parts Co.	185,222
13,185		Home Depot, Inc.	426,535
7,875		Intercontinental Hotels Group PLC — SPONS ADR	123,165
2,000		Johnson Controls, Inc.	65,980
5,950		Leggett and Platt, Inc.	128,758
5,405		Meredith Corp.	185,986
3,085		Omnicom Group, Inc.	119,729
1,700		Penney (J.C.) Co., Inc.	54,689
1,270		Time Warner Cable, Inc.	67,704
10,020	[1]	Volkswagen AG — ADR	181,362
130		Washington Post Co., Class B	57,743
		TOTAL	2,652,012
		Consumer Staples – 2.5%
12,480		Archer-Daniels-Midland Co.	360,672
1,380		Kimberly-Clark Corp.	86,774
2,610		Molson Coors Brewing Co., Class B	109,777
2,395		Philip Morris International, Inc.	124,923
5,465		Procter & Gamble Co.	345,771
6,490		Wal-Mart Stores, Inc.	360,844
		TOTAL	1,388,761
		Energy – 6.1%
8,510		BP PLC, ADR	485,666
10,010		Chevron Corp.	759,058
11,600		ConocoPhillips	593,572
5,090		Exxon Mobil Corp.	340,928
4,465		Occidental Petroleum Corp.	377,471
3,505		Santos Ltd. — ADR	188,937
3,940		Ship Finance International Ltd.	69,975
4,955		Tenaris SA, ADR	212,768
7,715		Total SA, ADR	447,624
		TOTAL	3,475,999
		Financials – 6.1%
6,938		Ace, Ltd.	362,857
9,530		American Express Co.	393,208
4,300		American Financial Group, Inc. Ohio	122,335
2,565		Aspen Insurance Holdings Ltd.	73,975
10,975		Assurant, Inc.	377,320
3,960		Axis Capital Holdings Ltd.	123,790
11,135		Bank of America Corp.	198,760
  1

Principal Amount or Shares		Value
270	Blackrock, Inc.	58,795
5,865	Chubb Corp.	304,100
4,080	J.P. Morgan Chase & Co.	182,580
2,915	MetLife, Inc.	126,336
2,060	Morgan Stanley	60,337
2,450	PNC Financial Services Group	146,265
1,550	PartnerRe Ltd.	123,566
7,225	Principal Financial Group	211,042
6,785	The Travelers Cos, Inc.	365,983
2,735	Validus Holdings Ltd.	75,295
5,940	Wells Fargo & Co.	184,853
	TOTAL	3,491,397
	Health Care – 4.3%
1,105	Abbott Laboratories	58,211
2,155	Bayer AG, ADR	145,786
4,241	Bristol-Myers Squibb Co.	113,235
6,745	Cardinal Health, Inc.	243,022
10,275	Johnson & Johnson	669,930
3,270	Lilly (Eli) & Co.	118,439
9,650	Merck & Co., Inc.	360,428
20,790	PDL BioPharma, Inc.	129,106
32,715	Pfizer, Inc.	561,062
1,480	Sanofi-Aventis, ADR	55,293
	TOTAL	2,454,512
	Industrials – 3.5%
2,175	Cooper Industries PLC	104,269
950	Deere & Co.	56,487
3,945	Dover Corp.	184,429
2,720	General Dynamics Corp.	209,984
32,670	General Electric Co.	594,594
1,400	Honeywell International, Inc.	63,378
1,860	Parker-Hannifin Corp.	120,416
7,865	Tyco International Ltd.	300,836
2,860	United Parcel Service, Inc.	184,213
2,565	United Technologies Corp.	188,810
	TOTAL	2,007,416
	Information Technology – 3.8%
6,530	Harris Corp.	310,110
5,230	International Business Machines Corp.	670,747
3,930	Linear Technology Corp.	111,140
2,190	Microchip Technology, Inc.	61,670
22,680	Microsoft Corp.	663,844
4,985	Texas Instruments, Inc.	121,983
17,260	Xerox Corp.	168,285
2,515	Xilinx, Inc.	64,133
	TOTAL	2,171,912
	Materials – 2.0%
2,295	BHP Billiton Ltd. — SPON ADR	184,334
3,850	PPG Industries, Inc.	251,790
  2

Principal Amount or Shares			Value
2,590		Rio Tinto PLC, ADR	613,131
2,055		Sonoco Products Co.	63,273
		TOTAL	1,112,528
		Telecommunication Services – 2.4%
19,739		AT&T, Inc.	510,056
7,245		BCE, Inc.	212,641
1,845		CenturyTel, Inc.	65,424
2,125		France Telecommunications, ADR	51,064
17,720		Qwest Communications International, Inc.	92,498
2,725		TELUS Corp.	97,609
1,895		Verizon Communications	58,783
12,790		Vodafone Group PLC, ADR	297,879
		TOTAL	1,385,954
		Utilities – 1.1%
8,085		CMS Energy Corp.	124,994
4,770		Exelon Corp.	208,974
1,755		NSTAR	62,162
1,875		PPL Corp.	51,956
5,415		Public Service Enterprises Group, Inc.	159,851
		TOTAL	607,937
		TOTAL COMMON STOCKS (IDENTIFIED COST $17,367,885)	20,748,428
		PREFERRED STOCKS – 5.2%
		Financials – 4.2%
375		Bank of America, 7.25%, Series L, PFD	365,625
1,480		Citigroup, Inc., CONB 7.50%, 12/15/2012	180,383
4,000		Credit Suisse Equity Linked Notes (PNC), 5.00%, 10/1/2010	238,060
5,835	[2,3]	Goldman Sachs, 5.00%, Equity Linked Notes (MS)	171,181
13,500	[2,3]	Goldman Sachs, 5.00%, Trigger Mandatory Exchangeable Notes (BAC UN)	238,950
4,890	[2,3]	Goldman Sachs Group, Inc., Uncapped Tactical Exchangeable Notes, 14.50%, 8/25/2010	475,298
355		Wells Fargo Co, 7.50%, Series L, PFD	346,835
12,815		XL Capital, Ltd., Conv. Pfd, 10.75%, 8/15/2011	369,200
		TOTAL	2,385,532
		Industrials – 1.0%
32,400		Credit Suisse, 5.00%, Equity Linked Notes (GE)	585,144
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,713,313)	2,970,676
		Adjustable Rate Mortgages – 0.6%
$151,858		Federal Home Loan Mortgage Corp., 4.750%, 3/1/2034	159,545
149,558		Federal National Mortgage Association, 5.780%, 9/1/2037	157,933
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $297,935)	317,478
		Corporate Bonds – 3.4%
		Banking – 0.4%
100,000	[2,3]	Banco Nacional de Desenvolvimento Economico e Social, Note, Series 144A, 6.500%, 06/10/2019	107,126
100,000	[2,3]	Banco Cruzeiro Do Sul, Sr. Unsecd. Note, Series 144A, 8.50%, 2/20/2015	104,250
		TOTAL	211,376
		Basic Industry — Paper – 0.1%
40,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	41,400
  3

Principal Amount or Shares			Value
		Conglomerates – 0.3%
$200,000		Votorantim, Series REGS, 6.625%, 9/25/2019	200,500
		Oil & Gas – 2.4%
200,000		Ecopetrol SA, Note, 7.625%, 07/23/2019	223,000
600,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	696,000
250,000		Petrobras, Company Guarantee, 7.875%, 3/15/2019	293,639
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.00%, 5/03/2019	177,179
		TOTAL	1,389,818
		Telecommunications & Cellular – 0.2%
100,000	[2,3]	Digicel Ltd, Sr. Note, Series 144A, 8.250%, 9/01/2017	99,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,846,169)	1,942,594
		Governments/Agencies – 19.0%
		Sovereign – 19.0%
824,789		Argentina, Government of, Note, Series $dis, 8.28%, 12/31/2033	618,592
500,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/3/2015	415,000
1,350,000		Brazil NTN-F, Note, 10.00%, 1/1/2017	700,749
120,000		Brazil, Government of, Bond, 8.250%, 1/20/2034	154,080
210,667		Brazil, Government of, Note, 8.000%, 1/15/2018	246,743
200,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	268,600
300,000		Colombia, Government of, Note, 7.375%, 1/27/2017	345,750
350,000	[2,3]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	438,375
400,000		Indonesia, Government of, Series REGS, 6.625%, 2/17/2037	410,740
200,000	[2,3]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 11.625%, 3/4/2019	288,000
400,000		Mexico, Government of, 5.875%, 2/17/2014	440,200
2,925,000		Mexico Fixed Rate Bond, Bond, Series M 20, 10.00%, 12/5/2024	278,618
1,000,000		Mexico, Government of, Note, 5.125%, 1/15/2020	1,011,388
200,000		Panama, Government of, 6.700%, 1/26/2036	214,500
386,000		Peru, Government of, 6.550%, 3/14/2037	414,950
1,757,800		Russia, Government of, Unsub., Series REGS, 7.500%, 3/31/2030	2,028,765
100,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 5/27/2019	112,000
300,000		Turkey, Government of, 14.000%, 9/26/2012	217,625
350,000		Turkey, Government of, 7.00%, 9/26/2016	391,125
150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	167,820
350,000		Uruguay, Government of, 7.625%, 3/21/2036	398,125
100,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	119,250
1,100,000		Venezuela, Government of, 9.375%, 1/13/2034	814,000
480,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	314,208
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $9,948,024)	10,809,203
		Mortgage-Backed Securities – 4.3%
		Federal Home Loan Mortgage Corporation – 2.8%
200,000		Federal Home Loan Mortgage Corp., 4.500%, 30 Year, 4/1/2040	200,359
400,147		Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037	422,647
161,739		Federal Home Loan Mortgage Corp. Pool A65290, 6.500%, 30 Year, 9/1/2037	175,756
274,346		Federal Home Loan Mortgage Corp. Pool A90737, 5.000%, 30 Year, 1/1/2040	283,520
236,498		Federal Home Loan Mortgage Corp. Pool G02479, 6.000%, 30 Year, 12/1/2036	254,056
159,740		Federal Home Loan Mortgage Corp. Pool G18264, 5.000%, 15 Year, 7/1/2023	168,778
100,375		Federal Home Loan Mortgage Corp. Pool J05248, 5.500%, 15 Year, 7/1/2022	108,063
		TOTAL	1,613,179
  4

Principal Amount or Shares			Value
		Federal National Mortgage Association – 1.5%
$825,000		Federal National Mortgage Association Pool AD1998, 5.000%, 30 Year, 1/1/2040	851,267
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,390,115)	2,464,446
		MUTUAL FUND – 27.3%
2,423,706	[4]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $14,689,789)	15,487,483
		Repurchase Agreement – 5.3%
$2,991,000		Interest in $500,000,000 joint repurchase agreement 0.02%, dated 3/31/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,000,278 on 4/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2040 and the market value of those underlying securities was $515,001,507. (AT COST)	2,991,000
		TOTAL INVESTMENTS — 101.6% (IDENTIFIED COST $52,244,230)[5]	57,731,308
		OTHER ASSETS AND LIABILITIES - NET — (1.6)%[6]	(882,801)
		TOTAL NET ASSETS — 100%	$56,848,507
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $2,618,680, which represented 4.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2010, these liquid restricted securities amounted to $2,618,680, which represented 4.6% of total net assets.
4	Affiliated company.
5	At March 31, 2010, the cost of investments for federal tax purposes was $52,263,134. The net unrealized appreciation of investments for federal tax purposes was $5,468,174. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,916,445 and net unrealized depreciation from investments for those securities having an excess of cost over value of $448,271.
6	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  5

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock:
Domestic	$16,111,812	$ — -	$ —	$16,111,812
International	4,636,616	—	—	4,636,616
Preferred Stock:
Domestic	892,843	1,708,633	—	2,601,476
International	369,200	—	—	369,200
Debt Securities:
Adjustable Rate Mortgages	—	317,478	—	317,478
Corporate Bonds	—	1,942,594	—	1,942,594
Governments/Agencies	—	10,809,203	—	10,809,203
Mortgage-Backed Securities	—	2,464,446	—	2,464,446
Mutual Fund	15,487,483	—	—	15,487,483
Repurchase Agreement	—	2,991,000	—	2,991,000
TOTAL SECURITIES	$37,497,954	$20,233,354	$ —	$57,731,308
    The following acronym is used throughout this portfolio:
ADR	— American Depositary Receipt

  6

  Federated Fund for U.S. Government Securities II

  Portfolio of Investments

  March 31, 2010 (unaudited)

Principal Amount			Value
		U.S. Treasury obligations – 17.6%
$1,700,000		United States Treasury Bonds, 6.125%, 11/15/2027	2,037,394
1,000,000		United States Treasury Bonds, 6.250%, 8/15/2023	1,202,031
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	496,899
3,050,000		United States Treasury Bonds, 7.625%, 2/15/2025	4,144,426
1,100,000		United States Treasury Bonds, 8.000%, 11/15/2021	1,499,524
4,400,000		United States Treasury Notes, 0.875%, 4/30/2011 - 5/31/2011	4,418,810
3,000,000		United States Treasury Notes, 1.875%, 6/15/2012	3,049,246
6,000,000		United States Treasury Notes, 2.250%, 5/31/2014	6,008,203
13,000,000		United States Treasury Notes, 2.625%, 6/30/2014	13,192,969
13,000,000		United States Treasury Notes, 3.250%, 5/31/2016 - 12/31/2016	13,047,578
2,500,000		United States Treasury Notes, 4.250%, 8/15/2015	2,699,512
7,013,510		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	6,873,372
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $57,308,843)	58,669,964
		GOVERNMENT AGENCIES – 16.7%
4,000,000		Federal Farm Credit System, 5.375%, 7/18/2011	4,242,497
7,300,000		Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028	7,641,464
8,500,000		Federal Home Loan Bank System, 1.625%, 1/21/2011 - 7/27/2011	8,587,536
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,297,970
7,500,000		Federal Home Loan Mortgage Corp., 1.875%, 3/8/2013	7,523,626
5,000,000		Federal Home Loan Mortgage Corp., 2.000%, 4/27/2012	5,060,135
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,510,403
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	85,879
5,000,000		Federal National Mortgage Association, 3.000%, 9/29/2014	5,052,369
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	1,821,203
1,000,000		Tennessee Valley Authority, 5.625%, 1/18/2011	1,039,397
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	11,990,476
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $53,999,059)	55,852,955
		Mortgage-Backed Securities – 53.2%
		Federal Home Loan Mortgage Corp. – 26.8%
22,061,522	[1]	Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 5/1/2040	22,399,086
23,323,521	[1]	Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 5/1/2040	24,334,689
28,664,210	[1]	Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 4/1/2040	30,338,402
8,982,367		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2037	9,659,643
1,026,933		Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 5/1/2031	1,127,633
1,389,933		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 - 4/1/2032	1,553,156
129,472		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	141,985
19,738		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	22,151
11,385		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	12,906
		TOTAL	89,589,651
		Federal National Mortgage Association – 17.4%
1,824,438		Federal National Mortgage Association, 4.500%, 12/1/2019	1,920,044
12,604,056		Federal National Mortgage Association, 5.000%, 1/1/2030 - 11/1/2035	13,098,665
20,627,936		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	21,796,001
18,202,487		Federal National Mortgage Association, 6.000%, 5/1/2014 - 3/1/2038	19,323,639
855,268		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	940,767
792,779		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	883,702
  1

Principal Amount		Value
$97,337	Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031	106,581
30,365	Federal National Mortgage Association, 8.000%, 7/1/2030	33,701
	TOTAL	58,103,100
	Government National Mortgage Association – 9.0%
10,000,000	Government National Mortgage Association, 4.500%, 4/20/2040	10,085,938
2,667,460	Government National Mortgage Association, 5.000%, 7/15/2034	2,793,130
2,300,417	Government National Mortgage Association, 5.500%, 5/20/2035	2,445,810
12,257,111	Government National Mortgage Association, 6.000%, 4/15/2032 - 7/20/2038	13,165,306
1,470,451	Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,614,824
73,484	Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	80,671
3,357	Government National Mortgage Association, 8.000%, 4/15/2030	3,704
23,201	Government National Mortgage Association, 9.500%, 11/15/2016	25,847
	TOTAL	30,215,230
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $166,732,237)	177,907,981
	Collateralized Mortgage Obligations – 10.7%
	Federal Home Loan Mortgage Corporation – 3.0%
1,255,666	Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	1,319,185
5,430,637	Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.580%, 4/15/2036	5,345,804
2,279,207	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.540%, 6/15/2036	2,243,707
963,195	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.630%, 8/15/2036	950,734
	TOTAL	9,859,430
	Federal National Mortgage Association – 4.9%
648,052	Federal National Mortgage Association REMIC 2005-63 FC, 0.496%, 10/25/2031	635,105
1,175,056	Federal National Mortgage Association REMIC 2006-43 FL, 0.646%, 6/25/2036	1,158,889
3,261,850	Federal National Mortgage Association REMIC 2006-58 FP, 0.546%, 7/25/2036	3,207,742
4,072,631	Federal National Mortgage Association REMIC 2006-81 FB, 0.596%, 9/25/2036	4,008,540
4,475,685	Federal National Mortgage Association REMIC 2006-85 PF, 0.626%, 9/25/2036	4,394,055
1,344,650	Federal National Mortgage Association REMIC 2006-93 FM, 0.626%, 10/25/2036	1,323,043
6,740,992	Federal National Mortgage Association REMIC 396 2, 4.500%, 6/1/2039	1,769,484
	TOTAL	16,496,858
	Non-Agency Mortgage – 2.8%
2,988,395	Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,636,710
1,579,828	Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,499,311
1,167,800	First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,001,409
1,839,408	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.437%, 5/19/2047	989,661
2,845,831	Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,384,595
1,509,418	Washington Mutual 2006-AR1, Class 2A1B, 1.533%, 1/25/2046	751,482
	TOTAL	9,263,168
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $38,394,006)	35,619,456
	Commercial Mortgage-Backed Securities – 3.2%
3,000,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	3,073,351
3,000,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	2,803,151
3,560,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	3,666,800
1,250,000	Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,285,457
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $10,864,418)	10,828,759
	FDIC Guaranteed Debt – 2.9%
4,600,000	Citibank NA, New York, 1.500%, 7/12/2011	4,648,456
  2

Principal Amount			Value
$5,000,000		General Electric Capital Corp., 3.000%, 12/9/2011	5,172,799
		TOTAL FDIC GUARANTEED DEBT (IDENTIFIED COST $9,711,447)	9,821,255
		Repurchase Agreements – 6.3%
3,250,000	[2]	Interest in $3,952,000 repurchase agreement 0.18%, dated 3/18/2010 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $3,952,652 on 4/20/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 11/15/2037 and the market value of that underlying security was $4,072,969 (segregated pending settlement of dollar-roll transactions).	3,250,000
17,671,000		Interest in $500,000,000 joint repurchase agreement 0.02%, dated 3/31/2010 under which ING Financial Markets LLC, will repurchase securities provided as collateral for $500,000,278 on 4/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2040 and the market value of those underlying securities was $515,001,507.	17,671,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	20,921,000
		TOTAL INVESTMENTS — 110.6% (IDENTIFIED COST $357,931,010)[3]	369,621,370
		OTHER ASSETS AND LIABILITIES - NET — (10.6)%[4]	(35,544,940)
		TOTAL NET ASSETS — 100%	$334,076,430
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	At March 31, 2010, the cost of investments for federal tax purposes was $357,931,010. The net unrealized appreciation of investments for federal tax purposes was $11,690,360. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,519,692 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,829,332.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2010.
    Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Shares of other mutual funds are valued based upon their reported NAVs.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  3

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of March 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
    The following acronym is used throughout this portfolio:
    REMIC — Real Estate Mortgage Investment Conduit
  4

  Federated High Income Bond Fund II

  Portfolio of Investments

  March 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 97.4%
		Aerospace/Defense – 1.9%
$875,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	883,750
575,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	543,375
650,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	581,750
400,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	289,000
1,150,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	1,175,875
200,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	201,000
518,656	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	531,622
700,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	719,250
		TOTAL	4,925,622
		Automotive – 3.9%
450,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	492,750
100,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	107,250
50,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	52,000
1,150,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.001%, 1/13/2012	1,118,375
250,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	258,567
275,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	284,908
400,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	421,473
600,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	636,551
1,975,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,082,521
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	262,686
2,400,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	876,000
100,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	101,625
100,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	102,125
275,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	281,875
50,000	[1,2]	OshKosh Truck Corp., Company Guarantee, Series 144A, 8.25%, 3/1/2017	51,875
100,000	[1,2]	OshKosh Truck Corp., Company Guarantee, Series 144A, 8.50%, 3/1/2020	104,000
250,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	260,313
1,275,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	1,300,500
1,375,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,388,750
		TOTAL	10,184,144
		Building Materials – 1.5%
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	300,750
575,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	645,438
1,175,000	[1,2]	Goodman Global Holdings, Inc., Sr. Disc. Note, 12.481%, 12/15/2014	693,250
296,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	282,680
850,000	[1,2]	Norcraft Holdings LP, Sr. Secd. Note, Series 144A, 10.50%, 12/15/2015	901,000
451,111		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	486,072
475,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	503,500
		TOTAL	3,812,690
		Chemicals – 3.7%
175,000	[1,2]	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	196,438
1,225,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1,445,500
325,000	[1,2]	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	339,625
625,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	640,625
675,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, Series 144A, 8.875%, 2/1/2018	668,250

Principal Amount or Shares			Value
$700,000	[1,2]	Huntsman International LLC, Company Guarantee, Series 144A, 5.50%, 6/30/2016	638,750
625,000	[1,2]	Huntsman International LLC, Sr. Sub., Series 144A, 8.625%, 3/15/2020	629,687
400,000	[1,2]	Koppers Holdings, Inc., Company Guarantee, Series 144A, 7.875%, 12/1/2019	414,000
664,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	687,240
300,000	[1,2]	Nalco Co., Sr. Note, 8.25%, 5/15/2017	320,250
1,200,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,242,000
625,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	662,500
450,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	457,875
325,000		Terra Capital, Inc., Company Guarantee, 7.75%, 11/1/2019	394,063
650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	612,339
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	215,582
		TOTAL	9,564,724
		Construction Machinery – 0.4%
825,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	820,875
250,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	266,250
		TOTAL	1,087,125
		Consumer Products – 5.1%
1,175,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	1,179,406
725,440		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	649,269
425,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	422,875
1,075,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	1,095,156
475,000	[1,2]	Easton Bell Sports Inc., Sr. Secd. Note, Series 144A, 9.75%, 12/1/2016	502,313
875,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	891,406
550,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	578,875
875,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	905,625
1,575,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,586,812
275,000	[1,2]	Libbey, Inc., Sr. Secd. Note, Series 144A, 10.00%, 2/15/2015	290,813
382,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	429,750
1,300,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,306,500
1,086,500		Spectrum Brands, Inc., Bond, PIK 12.00%, 8/28/2019	1,157,123
2,050,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	2,111,500
		TOTAL	13,107,423
		Energy – 5.3%
1,050,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	918,750
600,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	598,500
925,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	904,187
875,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	890,313
475,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	518,938
200,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	201,500
225,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	241,875
450,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	452,250
650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	646,750
250,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	266,250
750,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	757,500
1,200,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	1,191,000
525,000	[1,2]	Linne Energy LLC, Note, Series 144A, 11.75%, 5/15/2017	598,500
400,000	[1,2]	Linne Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	401,500
1,225,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	1,257,156
600,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	519,000

Principal Amount or Shares			Value
$450,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	451,998
250,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	247,500
250,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	253,750
900,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	916,875
325,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	336,375
325,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	310,375
825,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	851,813
		TOTAL	13,732,655
		Entertainment – 1.0%
800,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	847,000
775,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	0
325,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	343,688
625,000	[1,2]	Universal City Development Partners Ltd., Sr. Note, Series 144A, 8.875%, 11/15/2015	632,812
850,000	[1,2]	Universal City Development Partners Ltd., Sr. Sub. Note, Series 144A, 10.875%, 11/15/2016	892,500
		TOTAL	2,716,000
		Environmental – 0.1%
300,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	364,313
		Financial Institutions – 5.4%
575,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	596,563
2,575,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	2,381,875
2,557,000		General Motors Acceptance Corp, Inc., 6.875%, 9/15/2011	2,611,336
825,000		General Motors Acceptance Corp, Inc., 7.00%, 2/1/2012	847,687
844,000		General Motors Acceptance Corp, Inc., 8.00%, 11/1/2031	810,240
700,000	[1,2]	General Motors Acceptance Corp, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 3/15/2020	719,250
900,000	[1,2]	Icahn Enterprises LP, Sr. Note, 8.00%, 1/15/2018	871,875
600,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	614,801
1,275,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	1,307,017
725,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	665,188
675,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	727,312
1,800,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,755,000
		TOTAL	13,908,144
		Food & Beverage – 4.5%
1,575,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,618,312
500,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.749%, 2/1/2015	467,500
500,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	510,625
1,350,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,329,750
1,175,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,213,188
575,000	[1,2]	Michael Foods, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 10/1/2013	597,281
900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	927,000
600,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	637,500
150,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	154,500
1,306,000	[1,2]	Reddy Ice Corp., Sr. Secd. Note, Series 144A, 13.25%, 11/1/2015	1,348,445
550,000	[1,2]	Reddy Ice Group, Inc., Sr. Secd. Note, Series 144A, 11.25%, 3/15/2015	580,250
425,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	431,375
825,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	814,688
350,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	392,000
700,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	728,000
		TOTAL	11,750,414

Principal Amount or Shares			Value
		Gaming – 6.6%
$775,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	730,438
1,050,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	1,105,125
850,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	855,312
900,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	895,500
1,225,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,326,062
1,050,000	[1,3,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	6,300
1,175,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	787,250
269,692	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	55,287
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	1,063,125
100,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	110,750
875,000		MGM Mirage, Inc., Sr. Note, 5.875%, 2/27/2014	741,563
2,375,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,989,062
200,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	226,000
200,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	234,000
225,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, Series 144A, 9.00%, 3/15/2020	232,875
275,000	[1,2]	Midwest Gaming Finance Corp., Sr. Secd. Note, Series 144A, 11.625%, 4/15/2016	280,500
325,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	325,813
800,000	[1,2]	Peninsula Gaming, LLC, Sr. Unsecd. Note, Series 144A, 10.75%, 8/15/2017	768,000
850,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	840,437
600,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	573,000
875,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	816,428
725,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	605,375
650,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	620,750
1,325,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	1,328,312
475,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	515,375
		TOTAL	17,032,639
		Health Care – 10.0%
650,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	686,156
700,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	714,000
975,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,035,937
600,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	609,000
225,000		Bio Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	240,750
2,250,000		Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	2,531,250
225,000	[1,2]	BioScrip, Inc., Sr. Note, Series 144A, 10.25%, 10/1/2015	230,063
1,175,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	1,066,312
600,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	672,000
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	634,375
4,265,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	4,579,544
875,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	932,422
400,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	393,500
900,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	920,250
1,250,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,253,125
1,050,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	1,035,563
100,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	102,375
1,050,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,092,000
250,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.859%, 6/1/2015	214,375
950,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	950,000
1,795,625		VWR Funding, Inc., Company Guarantee, Series WI, PIK, 10.25%, 7/15/2015	1,912,341
1,075,000	[1,2]	Vanguard Health Holdings II, Company Guarantee, Series 144A, 8.00%, 2/1/2018	1,050,812

Principal Amount or Shares			Value
$300,000		Ventas Realty LP, 6.50%, 6/1/2016	306,797
1,075,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,104,617
175,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	181,786
1,438,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	1,441,595
		TOTAL	25,890,945
		Industrial — Other – 5.0%
950,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	954,750
550,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	523,187
275,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	276,375
475,000	[1,2]	Aquilex Holdings, Sr. Note, Series 144A, 11.125%, 12/15/2016	513,000
1,275,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	682,125
475,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	504,688
500,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	536,250
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	519,750
600,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	606,000
300,000		General Cable Corp., Floating Rate Note — Sr. Note, 2.626%, 4/1/2015	270,750
875,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	871,719
325,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	326,625
975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	1,009,125
300,000	[1,2]	JohnsonDiversay, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 11/15/2019	312,000
575,000	[1,2]	JohnsonDiversay, Inc., Sub. PIK Deb., Series 144A, 10.50%, 5/15/2020	629,625
1,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,121,250
550,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	551,375
575,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	521,813
575,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	610,937
725,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	762,156
875,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	896,875
		TOTAL	13,000,375
		Lodging – 0.4%
1,050,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,073,625
		Media — Cable – 1.7%
950,000		Charter Communications Holdings II, Sr. Unsecd. Note, 8.75%, 11/15/2013	978,500
553,391		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	668,220
1,050,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	1,106,437
175,000		Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	195,344
200,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	202,500
1,075,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	1,179,812
		TOTAL	4,330,813
		Media — Non-Cable – 9.1%
1,320,743		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	534,901
425,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	299,625
50,000		Belo (A.H.) Corp., Sr. Note, 8.00%, 11/15/2016	52,375
125,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-A, 9.25%, 12/15/2017	130,469
850,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-B, 9.25%, 12/15/2017	892,500
850,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	858,500
975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	932,344
1,575,000	[3]	Idearc, Inc., 8.00%, Company Guarantee 11/15/2016	15,750
250,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, Series 144A, 7.375%, 12/1/2017	261,250
2,825,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	3,072,187

Principal Amount or Shares			Value
$2,400,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	2,496,000
775,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	880,594
975,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	942,094
300,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	289,875
1,075,000	[1,2]	MDC Corporation Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	1,167,719
1,300,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	1,092,000
976,503	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, PIK, 0.50%/7.00%, 1/15/2014	795,850
350,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	285,250
375,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	358,125
700,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	794,500
825,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	936,375
550,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	556,187
450,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	461,250
700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	712,250
466,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	493,378
1,375,000	[3,4,5]	Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	0
525,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	525,656
1,625,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,716,406
996,980	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	864,880
125,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	137,500
1,275,000	[1]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	82,875
800,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	905,000
100,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	108,750
		TOTAL	23,652,415
		Metals & Mining – 0.5%
750,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	8,438
625,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	4,375
125,000		Teck Cominco Ltd., Sr. Secd. Note, 10.75%, 5/15/2019	153,750
850,000		Teck Resources Ltd., Sr. Secd. Note, 10.25%, 5/15/2016	1,015,750
		TOTAL	1,182,313
		Packaging & Containers – 2.4%
1,000,000		Ball Corp., Sr. Unsecd. Note, 6.75%, 9/15/2020	1,022,500
1,300,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	1,275,625
1,125,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	1,175,625
275,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	288,063
575,000	[1,2]	Graham Packaging Co., Sr. Note, Series 144A, 8.25%, 1/1/2017	582,187
125,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	130,625
500,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	527,500
225,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	228,938
975,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	1,006,687
		TOTAL	6,237,750
		Paper – 2.0%
825,000	[1,2]	Boise Cascade Corp., Company Guarantee, Series 144A, 9.00%, 11/1/2017	870,375
175,000	[1,2]	Boise Paper Holdings, LLC, 8.00%, 4/1/2020	175,875
225,000	[1,2]	Cascades, Inc., Sr. Note, 7.875%, 1/15/2020	227,250
175,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	195,125
125,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	134,063
1,775,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,828,250
275,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	275,000

Principal Amount or Shares			Value
$175,000		Rock-Tenn Co., 9.25%, 3/15/2016	191,625
625,000	[1,2]	Rock-Tenn Co., Sr. Note, Series 144A, 9.25%, 3/15/2016	684,375
575,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	650,859
		TOTAL	5,232,797
		Restaurants – 0.9%
675,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	712,125
1,125,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	1,125,000
700,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 2.757%, 3/15/2014	626,500
		TOTAL	2,463,625
		Retailers – 4.7%
893,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,044,810
750,000	[1,2]	Express, LLC, Sr. Note, 8.75%, 3/1/2018	768,750
1,425,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	1,355,531
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	812,000
125,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	116,563
225,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	213,750
250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	238,750
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	186,000
450,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	406,125
600,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	622,500
875,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	833,438
250,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	251,250
1,425,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,560,375
275,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	284,625
1,575,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,634,062
1,125,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, Series 144A, 10.75%, 7/15/2017	1,260,000
550,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	532,125
		TOTAL	12,120,654
		Services – 2.8%
1,150,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	1,106,875
625,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	642,969
35,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	36,925
1,250,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	1,281,250
1,100,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	1,113,750
1,400,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,491,000
1,475,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,522,937
		TOTAL	7,195,706
		Technology – 6.3%
1,375,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,326,875
325,000	[1,2]	Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 12/15/2017	336,375
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,384,500
800,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	694,000
125,000		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	120,625
1,175,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	1,128,000
1,125,000	[1,2]	GXS WORLDWIDE INC., Sr. Secd. Note, Series 144A, 9.75%, 6/15/2015	1,088,437
300,000	[1,2]	JDA Software Group, Inc., Sr. Note, 8.00%, 12/15/2014	313,500
1,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,176,000
1,200,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,279,500
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	982,312

Principal Amount or Shares			Value
$569,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 5.751%, 4/1/2012	541,973
1,000,000	[1,2]	Stream Global Services, Inc., Sr. Secd. Note, Series 144A, 11.25%, 10/1/2014	1,045,000
425,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	465,375
773,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	796,190
1,425,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,505,156
1,000,000	[1,2]	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.25%, 6/15/2017	1,155,000
450,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	500,625
575,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	625,313
		TOTAL	16,464,756
		Transportation – 1.4%
500,000	[1,2]	Avis Budget Group, Inc., Sr. Note, Series 144A, 9.625%, 3/15/2018	525,000
75,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	80,437
750,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	774,375
725,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	782,094
400,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	417,500
1,000,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	1,027,500
150,000		Teekay Shipping Corp., Sr. Note, 8.50%, 1/15/2020	157,500
		TOTAL	3,764,406
		Utility — Electric – 2.4%
925,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	703,000
950,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	698,250
282,217	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	271,992
950,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	942,875
1,000,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	995,000
1,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	1,121,712
1,575,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	1,102,500
700,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	490,000
		TOTAL	6,325,329
		Utility — Natural Gas – 3.8%
1,250,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,268,750
1,000,000	[1,2]	Crosstex Energy, Inc., Sr. Note, Series 144A, 8.875%, 2/15/2018	1,036,250
1,400,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,344,000
1,550,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,557,750
450,000		MarkWest Energy Partners LP, Company Guarantee, 6.875%, 11/1/2014	443,250
825,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	850,781
925,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, Series 144A, 8.875%, 3/15/2018	950,437
925,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	964,312
375,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	399,375
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	762,188
250,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	255,313
		TOTAL	9,832,406
		Wireless Communications – 4.3%
150,000	[1,2]	Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	156,375
675,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	767,812
375,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	370,313
950,000	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	947,625
425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	422,875
2,100,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	2,157,750
1,925,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	1,838,375

Principal Amount or Shares			Value
$200,000	[1,2]	SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	211,500
200,000	[1,2]	SBA Communications, Corp., Company Guarantee, 8.25%, 8/15/2019	214,000
2,225,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,047,000
225,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	227,250
1,300,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	1,179,750
650,000	[1,2]	Wind Acquisition Finance SA, Sr. Note, 11.75%, 7/15/2017	721,500
		TOTAL	11,262,125
		Wireline Communications – 0.3%
675,000	[1,2]	Sorenson Communications, Inc., Sr. Secd. Note, Series 144A, 10.50%, 2/1/2015	654,750
125,000	[1,2]	TW Telecom, Inc., Sr. Note, Series 144A, 8.00%, 3/1/2018	128,437
		TOTAL	783,187
		TOTAL CORPORATE BONDS (IDENTIFIED COST $251,823,204)	252,999,120
		COMMON STOCKS – 0.2%
		Consumer Products – 0.0%
580	[1,3,5]	Sleepmaster LLC	6
		Media — Non-Cable – 0.2%
13,700	[3]	Dex One Corp.	382,504
1,243	[3]	SUPERMEDIA, Inc.	50,831
		TOTAL	433,335
		Metals & Mining – 0.0%
23,013	[1,3,5]	Royal Oak Mines, Inc.	533
		Other – 0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,383,149)	433,874
		PREFERRED STOCK – 0.3%
		Finance — Commercial – 0.3%
868	[1,2]	General Motors Acceptance Corp, Inc., Pfd., Series 144A, Annual Divided 7.00% (IDENTIFIED COST $273,345)	661,687
		Repurchase Agreement – 0.7%
$1,932,000		Interest in $500,000,000 joint repurchase agreement 0.02%, dated 3/31/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,000,278 on 4/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2040 and the market value of those underlying securities was $515,001,507. (AT COST)	1,932,000
		TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $258,411,698)[6]	256,026,681
		OTHER ASSETS AND LIABILITIES - NET — 1.4%[7]	3,724,343
		TOTAL NET ASSETS — 100%	$259,751,024
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $75,475,804, which represented 29.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2010, these liquid restricted securities amounted to $73,940,590, which represented 28.5% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	At March 31, 2010, the cost of investments for federal tax purposes was $257,899,396. The net unrealized depreciation of investments for federal tax purposes was $1,872,715. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,346,558 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,219,273.

7	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Restricted Securities

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at March 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006-5/1/2008	$1,196,729	$1,445,500
CVC Claims Litigation LLC	3/26/1997-6/18/1997	$590,616	—
Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	3/23/2006	$737,477	—
Herbst Gaming, Inc., Sr. Sub Note, 7.00%, 11/15/2014	11/5/2004-4/24/2007	$1,032,156	$6,300
Royal Oak Mines, Inc.	7/31/1998-2/24/1999	$2,557	$533
Sleepmaster LLC	12/23/2004	—	$6
WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	11/30/2004-1/3/2006	$1,273,750	$82,875

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$252,999,120	$ —	$252,999,120
Equity Securities:
Common Stock
Domestic	433,335	—	6	433,341
International	—	—	533	533
Preferred Stock
Domestic	—	661,687	—	661,687
Repurchase Agreement	—	1,932,000	—	1,932,000
TOTAL SECURITIES	$433,335	$255,592,807	$539	$256,026,681
    Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Corporate Bond Securities	Investment in Common Stock-Domestic Securities	Investment in Common Stock-International Securities
Balance as of January 1, 2010	$ —	$52,006	$517
Change in unrealized appreciation (depreciation)	(22,344)	—	16
Transfer in and/or out of Level 3	22,344[1]	(52,000)[2]	—
Balance as of March 31, 2010	$ —	$6	$533
The total change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2010.	$(22,344)	$ —	$16
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market being unavailable.
2	Transferred from Level 3 to Level 1 because observable market data was obtained for securities.
    The following acronym is used throughout this portfolio:
PIK	— Payment in Kind

  Federated Kaufmann Fund II

  Portfolio of Investments

  March 31, 2010 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—94.9%
		Consumer Discretionary—6.9%
5,510	1	ASOS PLC	43,270
23,900	1	ATA, Inc., ADR	96,317
6,475	1,,2,3	B2W Companhia Global Do Varejo, GDR	279,655
1,848	1	Bed Bath & Beyond, Inc.	80,869
64,921		Bharat Forge Ltd.	370,192
3,600		BorgWarner, Inc.	137,448
4,240	1	China Lodging Group Ltd., ADR	63,515
58,073	1	Cia Hering	1,142,944
3,126	1	Dick's Sporting Goods, Inc.	81,620
5,265	1	Dolan Media Co.	57,231
5,606		Foot Locker, Inc.	84,314
411,900	1	Ford Motor Co.	5,177,583
1,503	1	Kohl's Corp.	82,334
22,000	1	Lincoln Educational Services	556,600
52,400		National CineMedia, Inc.	904,424
53,800		New World Department Store China	51,623
29,300		Nissan Motor Co., Ltd.	251,035
19,166	1	O'Reilly Automotive, Inc.	799,414
90,150		Parkson Retail Group Ltd.	154,657
21,950	1	Penn National Gaming, Inc.	610,210
2,454		PetSmart, Inc.	78,430
140,262	1	Restoque Comercio e Confeccoes de Roupas SA	559,991
16,400		SEB—Sistema Educacional Brasileiro SA	221,329
483,966	1	Sands China Ltd.	767,937
1,481		Target Corp.	77,901
189,312	1	Wynn Macau Ltd.	272,597
9,679	1	Yoox SpA	80,726
		TOTAL	13,084,166
		Consumer Staples—2.7%
257,400	1	Hypermarcas SA	3,148,115
36,700		Philip Morris International, Inc.	1,914,272
		TOTAL	5,062,387
		Energy—0.7%
9,875	1	Concho Resources, Inc.	497,305
19,381	1	Dresser-Rand Group, Inc.	608,951
5,500		Massey Energy Co.	287,595
		TOTAL	1,393,851
		Financials—18.7%
27,550		American Express Co.	1,136,713
86,554	1	BR Malls Participacoes	1,022,090
162,200		Bank of America Corp.	2,895,270
54,800		Bank of New York Mellon Corp.	1,692,224
188,250	1	Brasil Brokers Participacoes	820,388
513,300	1	CETIP SA	4,101,551
1,111,600		Chimera Investment Corp.	4,324,124
13,700		Goldman Sachs Group, Inc.	2,337,631
9,080		Greenhill & Co., Inc.	745,377
28,996		Housing Development Finance Corp. Ltd.	1,753,840
16,275	1	IFM Investments Ltd., ADR	113,925
89,300		J.P. Morgan Chase & Co.	3,996,175
27,695	1	LPS Brasil Cons De Imoveis	400,237
85,100		Morgan Stanley	2,492,579
48,417	1	Multiplan Empreendimentos Imobiliarios SA	802,072
15,525		New York Community Bancorp, Inc.	256,784
627,256		PT Bank Central Asia	379,131
42,903		Power Finance Corp.	247,269
42,555		Rural Electrification Corp. Ltd.	238,866
37,200		State Street Corp.	1,679,208
59,100	1	Two Harbors Investment Co.	537,810
95,500		Wells Fargo & Co.	2,971,960
24,070		Willis Group Holdings PLC	753,150
		TOTAL	35,698,374
		Health Care—23.3%
217,255	1	Alkermes, Inc.	2,817,797
27,400		Allergan, Inc.	1,789,768
86,700	1	Arena Pharmaceuticals, Inc.	268,770
29,225	1	Athenahealth, Inc.	1,068,466
86,833	1	Auxilium Pharmaceutical, Inc.	2,705,716
12,300		Baxter International, Inc.	715,860
50,900	1	BioMarin Pharmaceutical, Inc.	1,189,533
11,969	1	Cepheid, Inc.	209,218
5,076	1	Chindex International, Inc.	59,948
40,600	1	Conceptus, Inc.	810,376
49,676	1	Corcept Therapeutics, Inc.	141,577
160,600	1	Cubist Pharmaceuticals, Inc.	3,619,924
123,638	1	Dexcom, Inc.	1,202,998
35,652		Dishman Pharmaceuticals & Chemicals Ltd.	168,115
12,890	1	Durect Corp.	38,799
353,100	1	Dyax Corp.	1,204,071
14,700	1	Emergency Medical Services Corp., Class A	831,285
186,950	1	Endologix, Inc.	755,278
19,787	1	Epigenomics AG	67,080
23,200	1	Express Scripts, Inc., Class A	2,360,832
32,214	1	Fleury SA	344,176
13,418		Hikma Pharmaceuticals PLC	128,687
24,500	1	Human Genome Sciences, Inc.	739,900
55,500	1,4	Illumina, Inc.	2,158,950
59,800	1	Insulet Corp.	902,382
60,900	1	Isis Pharmaceuticals, Inc.	665,028
1,910	1	LifeWatch AG	30,161
50,127	1	Masimo Corp.	1,330,872
17,300		Merck & Co., Inc.	646,155
45,400	1,4	Mylan Laboratories, Inc.	1,031,034
34,650	1	Nektar Therapeutics	527,026
36,460	1	Neurocrine Biosciences, Inc.	92,973
1,250	1	NuVasive, Inc.	56,500
14,800	1	OSI Pharmaceuticals, Inc.	881,340
43,353		Piramal Healthcare Ltd.	409,389
127,431	1	Progenics Pharmaceuticals, Inc.	679,207
75,113	1	Protalix Biotherapeutics, Inc.	492,741
12,600	1	Regeneron Pharmaceuticals, Inc.	333,774
64,358	1	Repligen Corp.	261,294
24,250	1	Savient Pharmaceuticals, Inc.	350,412
69,800	1	Seattle Genetics, Inc.	833,412
4,800	1	Sinopharm Medicine Holding Co., Ltd.	21,576
29,535	1	Somaxon Pharmaceuticals, Inc.	255,478
9,075	1	Spectrum Pharmaceuticals, Inc.	41,836
5,300	1	St. Jude Medical, Inc.	217,565
149,400	1	Talecris Biotherapeutics Holdings Corp.	2,976,048
73,595	1	Threshold Pharmaceuticals, Inc.	136,887
161,031	1,4	Vical, Inc.	541,064
198,000	1	Warner Chilcott PLC	5,058,900
4,900	1	Watson Pharmaceuticals, Inc.	204,673
		TOTAL	44,374,851
		Industrials—15.8%
13,750		3M Co.	1,149,087
24,845		Bharat Heavy Electricals Ltd.	1,316,544
2,590		C.H. Robinson Worldwide, Inc.	144,652
24,800		CLARCOR, Inc.	855,352
15,700		CSX Corp.	799,130
9,700	1	Copart, Inc.	345,320
11,861	1	CoStar Group, Inc.	492,469
46,588		Crompton Greaves Ltd.	270,324
13,882		Cummins, Inc.	859,990
8,050		Danaher Corp.	643,276
55,500		Expeditors International Washington, Inc.	2,049,060
35,700		FedEx Corp.	3,334,380
2,400	1,4	First Solar, Inc.	294,360
31,568	1	GeoEye, Inc.	931,256
20,152		IESI-BFC Ltd.	345,607
9,500	1	IHS, Inc., Class A	507,965
12,625	1	Iron Mountain, Inc.	345,925
302,600	1,4	Jet Blue Airways Corp.	1,688,508
8,101		Joy Global, Inc.	458,517
36,500	1	KAR Auction Services, Inc.	549,690
8,160		L-3 Communications Holdings, Inc.	747,701
73,092		Max India Ltd.	337,172
8,280	1	Monster Worldwide, Inc.	137,531
11,100		Norfolk Southern Corp.	620,379
9,800		Precision Castparts Corp.	1,241,758
33,130	1	RailAmerica, Inc.	390,934
16,350		Rockwell Collins	1,023,346
80,800	1	Ryanair Holdings PLC, ADR	2,195,336
10,979	1	Trina Solar Ltd., ADR	267,997
16,600		Union Pacific Corp.	1,216,780
21,300		United Technologies Corp.	1,567,893
85,700	1	Verisk Analytics, Inc.	2,416,740
6,000		Wabtec Corp.	252,720
309,350	1	Yingde Gases Group Co.	341,852
		TOTAL	30,139,551
		Information Technology—15.3%
50,800	1	Advanced Micro Devices, Inc.	470,916
35,269	1	Akamai Technologies, Inc.	1,107,799
36,751	1	Avago Technologies Ltd.	755,601
15,800	1	BMC Software, Inc.	600,400
19,400	1	Blackboard, Inc.	808,204
17,369	1	Brocade Communications Systems, Inc.	99,177
99,600		CIELO SA	938,117
18,800	1	Check Point Software Technologies Ltd.	659,128
71,300	1	Comverse Technology, Inc.	591,790
1,909	1	Google, Inc.	1,082,422
1,241,595		Inotera Memories, Inc.	1,000,845
332,600		Inspur International Ltd.	43,694
9,674		Lender Processing Services	365,193
9,653	1	ManTech International Corp., Class A	471,356
14,550		Mastercard, Inc.	3,695,700
27,600	1	McAfee, Inc.	1,107,588
38,600		Microchip Technology, Inc.	1,086,976
206,700	1	Micron Technology, Inc.	2,147,613
105,133	1	Microsemi Corp.	1,823,006
23,100		Microsoft Corp.	676,137
1,310	1	NCI, Inc.	39,601
65,000	1	NCR Corp.	897,000
53,567	1	NIC, Inc.	421,572
42,500	1	NVIDIA Corp.	738,650
1,520		Nintendo Corp. Ltd.	508,889
162,600	1	ON Semiconductor Corp.	1,300,800
16,300		Qualcomm, Inc.	684,437
17,478	1	QuinStreet, Inc.	297,301
29,400	1	RADWARE Ltd.	649,152
79,950		Redecard SA	1,479,099
25,567	1	Rubicon Technology, Inc.	516,453
67,800	1	TNS, Inc.	1,511,940
74,107	1	Telecity Group PLC	476,819
		TOTAL	29,053,375
		Materials—8.8%
24,900		Barrick Gold Corp.	954,666
400	1	Brenntag AG	29,714
41,400		Dow Chemical Co.	1,224,198
13,687		Ecolab, Inc.	601,544
830,350		Huabao International Holdings Ltd.	992,452
10,221	1,4	Intrepid Potash, Inc.	310,003
3,388,820	1	Lee & Man Paper Manufacturing Ltd.	2,649,339
25,100		Monsanto Co.	1,792,642
11,998	1	Mosaic Co./The	729,119
27,350		Newmont Mining Corp.	1,392,935
824,500		Nine Dragons Paper Holdings Ltd.	1,371,998
2,700		Nucor Corp.	122,526
7,348		Potash Corp. of Saskatchewan, Inc.	876,984
11,800		Praxair, Inc.	979,400
50,770	1	STR Holdings, Inc.	1,193,095
27,300		Sociedad Quimica Y Minera de Chile, ADR	1,020,747
4,100		United States Steel Corp.	260,432
5,570		Vulcan Materials Co.	263,127
		TOTAL	16,764,921
		Telecommunication Services—1.9%
44,600	1	Cbeyond Communications, Inc.	610,128
27,300		NTELOS Holdings Corp.	485,667
50,350	1	Neutral Tandem, Inc.	804,593
94,000	1	TW Telecom, Inc.	1,706,100
		TOTAL	3,606,488
		Utilities—0.8%
2,772	1,5	BF Investment Ltd.	9,242
2,772	1	BF Utilities Ltd.	52,841
25,000		ITC Holdings Corp.	1,375,000
		TOTAL	1,437,083
		TOTAL COMMON STOCKS (IDENTIFIED COST $142,804,484)	180,615,047
		WARRANTS—0.1%
		Health Care—0.1%
5,034	1	Alexza Pharmaceuticals, Inc., Warrants	11,384
1,900	1	Clinical Data, Inc., Warrants	21
17,387	1	Corcept Therapeutics, Inc., Warrants	34,360
7,909	1	Cyclacel Pharmaceuticals, Inc., Warrants	4,088
4,658	1	Favrille, Inc., Warrants	0
12,443	1	Favrille, Inc., Warrants	0
288	1	IntelliPharmaCeutics International, Inc., Warrants	112
2,350	1	Pharmacopeia, Inc., Warrants	24
32,007	1	Threshold Pharmaceuticals, Inc., Warrants	46,050
		TOTAL WARRANTS (IDENTIFIED COST $8,974)	96,039
		Corporate Bonds—0.6%
		Consumer Discretionary—0.2%
$258,000		Regis Corp., Conv. Bond, 5.00%, 7/15/2014	357,846
		Financials—0.1%
152,000	2,3	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	269,127
		Health Care—0.2%
330,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	330,775
		Information Technology—0.0%
265,000	2,3	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	37,100
		Telecommunication Services—0.1%
$141,000	2,3	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	193,382
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,230,580)	1,188,230
		PREFERRED STOCKS—0.2%
		Consumer Discretionary—0.2%
165	2,3	Lodgenet Entertainment, Conv. Pfd., Series B, $25.00, Annual Dividend	335,770
		Health Care—0.0%
68,112		Bellus Health, Inc., Conv. Pfd., Series A	10,898
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $187,576)	346,668
		Repurchase Agreements—14.4%
22,351,000		Interest in $500,000,000 joint repurchase agreement 0.02%, dated 3/31/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,000,278 on 4/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2040 and the market value of those underlying securities was $515,001,507.	22,351,000
5,211,000		Interest in $500,000,000 joint repurchase agreement 0.02%, dated 3/31/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,000,278 on 4/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2040 and the market value of those underlying securities was $515,001,507 (purchased with proceeds from securities lending collateral).	5,211,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	27,562,000
		TOTAL INVESTMENTS--110.2% (IDENTIFIED COST $171,793,614)6	209,807,984
		OTHER ASSETS AND LIABILITIES - NET--(10.2)%7	(19,430,874)
		TOTAL NET ASSETS--100%	$190,377,110

  At March 31, 2010, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
4/1/2010	8,350 Euros	$11,215	$63
4/1/2010	1,669 Pound Sterling	$2,518	$15
4/6/2010	5,124 Euros	$ 6,913	$8
4/6/2010	6,966 Pound Sterling	$10,589	$(18)
4/7/2010	8,270 Euros	$11,157	$13
4/7/2010	165,166 Hong Kong Dollar	$21,269	$3
4/7/2010	8,272 Pound Sterling	$12,574	$(22)
Contracts Sold:
4/1/2010	30,923 Euros	$41,719	$(48)
4/6/2010	14,484 Euros	$19,540	$(22)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(8)

  Net Unrealized Depreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities—Net".

1	Non-income producing security.

2
  Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $1,115,034, which represented 0.6% of total net assets.

3
  Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At March 31, 2010, these liquid restricted securities amounted to $1,115,034, which represented 0.6% of total net assets.

4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

  As of March 31, 2010, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$4,909,145	$5,211,000

5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.

6
  At March 31, 2010, the cost of investments for federal tax purposes was $171,352,008. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates or outstanding foreign exchange contracts was $38,455,976. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $40,853,320 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,397,344.

7
  Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

  Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1--quoted prices in active markets for identical securities

  Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used, as March 31, 2010, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Mutual Funds	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$137,099,960	$---	$—	$137,099,960
International	43,505,8451	—	9,242	43,515,087
Preferred Stock
Domestic	10,898	335,770	—	346,668
Debt Securities:
Corporate Bonds	—	1,188,230	—	1,188,230
Warrants	—	96,039	—	96,039
Repurchase Agreement	—	27,562,000	—	27,562,000
TOTAL SECURITIES	$180,616,703	$29,182,039	$9,242	$209,807,984
OTHER FINANCIAL INSTRUMENTS2	$(8)	$—	$—	$(8)

1
  Includes $17,949,720 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.

2	Other financial instruments include foreign exchange contracts.

  Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Common Stock-- International Securities	Investment in Warrants
Balance as of January 1, 2010	$122,203	$30,906
Change in unrealized appreciation/depreciation	9,242	--
Net purchases (sales)	--	--
Transfer in and/or out of Level 3	(122,203) 3	(30,906) 4
Balance as of March 31, 2010	$9,242	--
The total change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2010.	$9,242	$--

3	Transferred from Level 3 to Level 1 because observable market data was obtained for securities.

4	Transferred from Level 3 to Level 2 because observable market data was obtained for securities.

  The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depository Receipt

  Federated Prime Money Fund II

  Portfolio of Investments

  March 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 8.8%
		Finance — Automotive – 8.8%
$6,263,647		AmeriCredit Automobile Receivables Trust 2010-1, Class A1, 0.296%, 2/15/2011	6,263,647
358,836		CarMax Auto Owner Trust 2009-2, Class A1, 0.279%, 11/15/2010	358,836
11,000,000	[1,2]	Chrysler Financial Lease Trust 2010-A, Class A1, 0.377%, 3/15/2011	11,000,000
2,104,349	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.283%, 2/15/2011	2,104,349
267,681		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.357%, 9/15/2010	267,681
		TOTAL ASSET-BACKED SECURITIES	19,994,513
		Certificates of Deposit – 23.6%
		Finance — Banking – 23.6%
2,000,000		BNP Paribas SA, 0.340%, 5/5/2010	2,000,000
7,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.270%, 7/6/2010	7,000,093
6,400,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230%, 5/24/2010 - 6/2/2010	6,400,000
4,000,000		Bayerische Landesbank, 0.400%, 5/28/2010	4,000,064
11,000,000		Credit Agricole Corporate and Investment Bank, 0.220% - 0.340%, 4/26/2010 - 8/20/2010	11,000,000
4,000,000		Landesbank Baden-Wuerttemberg, 0.260%, 4/5/2010	4,000,000
4,000,000		Landesbank Hessen-Thuringen, 0.230%, 4/9/2010	4,000,000
11,000,000		Mizuho Corporate Bank Ltd., 0.200%, 4/28/2010	11,000,000
1,000,000		Societe Generale, Paris, 0.340%, 4/23/2010	1,000,000
3,000,000		State Street Bank and Trust Co., 0.340%, 4/20/2010	3,000,000
		TOTAL CERTIFICATES OF DEPOSIT	53,400,157
		Collateralized Loan Agreements – 14.2%
		Finance — Banking – 14.2%
7,000,000		Banc of America Securities LLC, 0.406%, 4/1/2010	7,000,000
2,000,000		Barclays Capital, Inc., 0.456%, 4/5/2010	2,000,000
8,000,000		Citigroup Global Markets, Inc., 0.527%, 4/1/2010	8,000,000
5,000,000		Credit Suisse First Boston LLC, 0.233%, 4/5/2010	5,000,000
5,000,000		Deutsche Bank Securities, Inc., 0.406%, 4/1/2010	5,000,000
5,000,000		RBS Securities, Inc., 0.659%, 4/5/2010	5,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	32,000,000
		Commercial Paper – 22.9%;3
		Aerospace / Auto – 2.4%
2,000,000	[1],2	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.350%, 5/24/2010	1,998,969
2,200,000	[1,2]	Nissan Motor Acceptance Corp., 0.280%, 4/19/2010	2,199,692
1,200,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.240%, 4/8/2010	1,199,944
		TOTAL	5,398,605
		Consumer Products – 0.1%
300,000		Clorox Co., 0.240%, 4/12/2010	299,978
		Diversified – 0.5%
1,000,000	[1,2]	ITT Corp., 0.270%, 4/14/2010	999,903
		Finance — Automotive – 3.5%
3,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.551% - 0.602%, 6/25/2010 - 7/9/2010	2,995,753
5,000,000		Toyota Motor Credit Corp., 0.350%, 6/24/2010	4,995,916
		TOTAL	7,991,669
		Finance — Banking – 13.0%
1,000,000	[1,2]	Clipper Receivables Company LLC, 0.356%, 5/10/2010	999,615
11,000,000	[1,2]	Grampian Funding LLC, 0.220% - 0.250%, 4/1/2010 - 5/4/2010	10,999,542
5,000,000		ING (U.S.) Funding LLC, 0.250%, 7/1/2010	4,996,840
  1

Principal Amount			Value
$500,000		Landesbank Baden-Wuerttemberg, 0.320%, 5/14/2010	499,809
9,000,000	[1,2]	Surrey Funding Corporation, 0.200%, 5/3/2010	8,998,400
3,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.280%, 6/25/2010	2,998,017
		TOTAL	29,492,223
		Finance — Commercial – 2.2%
5,000,000	[1,2]	Versailles Commercial Paper LLC, 0.250%, 4/15/2010	4,999,514
		Food & Beverage – 1.0%
2,200,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 0.240%, 4/23/2010	2,199,677
		Retail – 0.2%
500,000	1,[2]	CVS Caremark Corp., 0.250%, 4/21/2010	499,931
		TOTAL COMMERCIAL PAPER	51,881,500
		Corporate Bond – 1.4%
		Finance — Commercial – 1.4%
3,000,000		General Electric Capital Corp., 5.500%, 4/28/2011	3,153,690
		Government Agency – 2.7%
		Government Agency – 2.7%
6,000,000		Federal Home Loan Bank System, 0.400% - 0.600%, 12/27/2010 - 4/18/2011	6,000,000
		Loan Participation – 4.4%
		Chemicals – 4.4%
10,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 4/28/2010	10,000,000
		Notes — Variable – 20.4%;4
		Finance — Banking – 16.8%
10,000,000		Australia & New Zealand Banking Group, Melbourne, 0.272%, 4/28/2010	10,000,000
1,605,000		Comerica Bank, 0.33%, 4/12/2010	1,604,464
3,500,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wachovia Bank N.A. LOC), 0.230%, 4/1/2010	3,500,000
985,000		Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.290%, 4/1/2010	985,000
7,000,000		JPMorgan Chase Bank, N.A., 0.248%, 4/28/2010	7,000,000
270,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 — B), (Fulton Bank LOC), 2.250%, 4/1/2010	270,000
1,540,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.580%, 4/2/2010	1,540,000
1,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.320%, 4/7/2010	1,000,000
180,000		P.C.I. Paper Conversions, Inc., (Series 2000), (Key Bank, N.A. LOC), 0.700%, 4/1/2010	180,000
5,000,000		Societe Generale, Paris, 0.262%, 4/30/2010	5,000,000
3,000,000		Toronto Dominion Bank, 0.228%, 4/6/2010	3,000,000
4,000,000		Westpac Banking Corp. Ltd., Sydney, 0.268% - 0.280%, 4/6/2010 - 4/12/2010	4,000,000
		TOTAL	38,079,464
		Finance — Commercial – 3.6%
8,000,000		General Electric Capital Corp., 0.310% - 0.431%, 4/21/2010 - 5/20/2010	8,003,261
		TOTAL NOTES — VARIABLE	46,082,725
		Short-Term MunicipalS – 1.0%
		Finance — Banking – 1.0%
300,000		Illinois Finance Authority, (Series 2009D-1), (Bank of America N.A. LOC), 0.270%, 4/1/2010	300,000
2,000,000		Louisiana Public Facilities Authority, (Series 2008C), 0.400%, 4/1/2010	2,000,000
		TOTAL SHORT-TERM MUNICIPALS	2,300,000
		Repurchase Agreements – 3.7%
4,445,000		Interest in $3,350,000,000 joint repurchase agreement 0.02%, dated 3/31/2010 under which Bank of America N.A. will repurchase a security provided as collateral for $3,350,001,861 on 4/1/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 6/1/2038 and the market value of that underlying security was $3,417,003,967.	4,445,000
  2

Principal Amount		Value
$4,000,000	Interest in $1,700,000,000 joint repurchase agreement 0.01%, dated 3/31/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,700,000,472 on 4/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2019 and the market value of those underlying securities was $1,734,003,640.	4,000,000
	TOTAL REPURCHASE AGREEMENTS	8,445,000
	TOTAL INVESTMENTS — 103.1% (AT AMORTIZED COST)[5]	233,257,585
	OTHER ASSETS AND LIABILITIES - NET — (3.1)%[6]	(6,936,644)
	TOTAL NET ASSETS — 100%	$226,320,941
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $51,197,553, which represented 22.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2010, these liquid restricted securities amounted to $51,197,553, which represented 22.6% of total net assets.
3	Discount rate at time of purchase.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal purposes.
6	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of March 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
    The following acronyms are used throughout this portfolio:
FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit
SWP	— Swap Agreement

  3

  Federated Quality Bond Fund II

  Portfolio of Investments

  March 31, 2010 (unaudited)
Principal Amount			Value
		corporate bonds—97.7%
		Basic Industry—Chemicals—1.9%
$1,970,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	2,069,666
320,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	356,321
300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	308,221
800,000	1,2	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	800,982
1,020,000		Praxair, Inc., 4.625%, 3/30/2015	1,089,442
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	420,155
680,000		Sherwin-Williams Co., 3.125%, 12/15/2014	684,127
		TOTAL	5,728,914
		Basic Industry—Metals & Mining—3.9%
1,000,000		ArcelorMittal USA, Inc., Company Guarantee, 9.75%, 4/1/2014	1,037,625
760,000		ArcelorMittal, 6.125%, 6/1/2018	795,524
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,598,134
940,000		Barrick Gold Corp., 6.95%, 4/1/2019	1,076,115
1,810,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,740,959
1,435,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	1,576,720
435,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	489,382
1,000,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	1,207,145
1,000,000		Xstrata Canada Corp., 6.00%, 10/15/2015	1,093,726
1,200,000	1,2	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,258,283
		TOTAL	11,873,613
		Basic Industry—Paper—1.1%
640,000		International Paper Co., Bond, 7.30%, 11/15/2039	686,511
450,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	511,571
400,000		Westvaco Corp., 7.65%, 3/15/2027	404,846
1,700,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,662,565
		TOTAL	3,265,493
		Capital Goods—Aerospace & Defense—0.9%
1,000,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	1,008,989
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	518,750
690,000		Goodrich Corp., 4.875%, 3/1/2020	695,732
430,000	1,2	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	419,887
		TOTAL	2,643,358
		Capital Goods—Building Materials—1.0%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	626,281
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,346,660
1,030,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,072,952
		TOTAL	3,045,893
		Capital Goods—Diversified Manufacturing—4.3%
1,530,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	1,617,975
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,035,996
1,350,000		Hubbell, Inc., 5.95%, 6/1/2018	1,417,649
1,118,000	1,2	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	1,233,699
420,000	1,2	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	432,987
500,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	563,717
1,240,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,383,036
1,910,000	1,2	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,556,650
$400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	406,544
1,930,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,081,773
300,000		Tyco International Finance SA, Company Guarantee, 6.375%, 10/15/2011	321,577
1,000,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	1,031,881
		TOTAL	13,083,484
		Capital Goods—Environmental—0.5%
770,000	1,2	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	789,152
575,000		Waste Management, Inc., 7.375%, 3/11/2019	667,283
		TOTAL	1,456,435
		Communications—Media & Cable—1.1%
1,450,000		Cox Communications, Inc., 7.125%, 10/1/2012	1,621,544
1,450,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,554,378
		TOTAL	3,175,922
		Communications—Media Noncable—0.6%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,766,883
		Communications—Telecom Wireless—2.6%
1,800,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	2,313,068
1,590,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,737,624
2,300,000	1,2	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	2,364,639
1,295,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,391,372
		TOTAL	7,806,703
		Communications—Telecom Wirelines—2.9%
280,000		AT&T, Inc., 6.70%, 11/15/2013	320,250
1,000,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	992,339
1,000,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	1,055,602
1,000,000	1,2	KT Corp., Note, 5.875%, 6/24/2014	1,067,759
1,000,000		Rogers Communications, Inc., 6.80%, 8/15/2018	1,136,961
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	281,314
860,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	936,939
1,600,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,749,565
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,109,394
		TOTAL	8,650,123
		Consumer Cyclical—Automotive—2.3%
1,910,000	1,2	American Honda Finance Corp., 4.625%, 4/2/2013	2,027,270
750,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	832,078
990,000	1,2	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,044,188
505,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	503,588
1,860,000	1,2	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	1,868,670
540,000	1,2	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	556,725
		TOTAL	6,832,519
		Consumer Cyclical—Entertainment—0.9%
1,000,000	1	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,006,330
1,250,000		International Speedway Corp., 5.40%, 4/15/2014	1,320,224
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	495,947
		TOTAL	2,822,501
		Consumer Cyclical—Lodging—0.3%
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	922,047
		Consumer Cyclical—Retailers—1.5%
1,150,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	1,288,122
1,647,845	1,2	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,569,139
$935,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,006,697
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	533,312
		TOTAL	4,397,270
		Consumer Cyclical—Services—0.1%
250,000		Boston University, 7.625%, 7/15/2097	268,221
		Consumer Non-Cyclical—Food/Beverage—2.8%
450,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	477,400
900,000	1,2	Coca-Cola Femsa S.A.B de C.V., 4.625%, 2/15/2020	891,045
361,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	420,665
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,234,008
1,790,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	1,804,791
3,000,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	3,036,260
450,000	1,2	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	448,795
		TOTAL	8,312,964
		Consumer Non-Cyclical—Health Care—2.0%
750,000		Boston Scientific Corp., 7.375%, 1/15/2040	710,202
1,498,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	1,558,372
940,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	1,001,487
910,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	915,657
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	363,262
1,310,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,377,333
		TOTAL	5,926,313
		Consumer Non-Cyclical—Products—1.3%
330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	335,656
510,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	504,800
1,350,000		Philips Electronics NV, 4.625%, 3/11/2013	1,442,197
610,000		Whirlpool Corp., 5.50%, 3/1/2013	638,942
870,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	956,642
		TOTAL	3,878,237
		Consumer Non-Cyclical—Supermarkets—0.2%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	683,742
		Consumer Non-Cyclical—Tobacco—0.5%
1,500,000		Philip Morris International, Inc., 5.65%, 5/16/2018	1,620,394
		Energy—Independent—3.1%
2,680,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	2,870,412
2,870,000	1,2	Petroleos Mexicanos, 4.875%, 3/15/2015	2,951,037
1,520,000	1,2	Petroleos Mexicanos, Note, Series 144A, 6.00%, 3/5/2020	1,560,178
700,255	1,2	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	750,533
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	477,012
595,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	677,301
		TOTAL	9,286,473
		Energy—Integrated—1.8%
1,910,000		Hess Corp., 7.00%, 2/15/2014	2,182,238
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,401,564
1,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	1,057,162
816,830	1,2	Qatar Petroleum, 5.579%, 5/30/2011	843,457
		TOTAL	5,484,421
		Energy—Oil Field Services—0.7%
400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	498,067
$1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,551,710
		TOTAL	2,049,777
		Energy—Refining—0.6%
240,000		Valero Energy Corp., 9.375%, 3/15/2019	285,473
1,460,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,487,746
		TOTAL	1,773,219
		Financial Institution—Banking—15.5%
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,622,408
1,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	1,009,464
2,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	2,102,657
3,000,000	1,2	Barclays Bank PLC, 5.926%, 12/31/2049	2,655,000
2,030,000	3	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,215,252
1,340,000		Capital One Capital VI, 8.875%, 5/15/2040	1,470,361
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	2,155,075
725,000		Capital One Capital V, 10.25%, 8/15/2039	861,148
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,334,911
2,020,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	2,250,209
3,500,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	3,654,790
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,452,593
4,300,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,562,632
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,193,194
2,520,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	2,532,205
825,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	850,966
2,010,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	2,152,349
800,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	828,338
450,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	455,520
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	425,198
630,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	669,739
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,584,452
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,403,855
1,655,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,637,602
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,880,006
		TOTAL	46,959,924
		Financial Institution—Brokerage—6.9%
4,480,000		BlackRock, Inc., 6.25%, 9/15/2017	4,898,383
510,000	1,2	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	504,403
900,000	1,2	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	902,845
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	904,599
1,750,000	1,2	FMR LLC, 4.75%, 3/1/2013	1,824,241
3,000,000	1,2	FMR LLC, Bond, 7.57%, 6/15/2029	3,237,914
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	783,518
680,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	703,712
800,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	796,144
1,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	1,162,110
2,290,000	4,5	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	543,875
740,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	738,114
690,000		Nuveen Investments, 5.00%, 9/15/2010	692,587
690,000		Nuveen Investments, 5.50%, 9/15/2015	533,887
1,210,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,382,849
$1,225,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,234,046
		TOTAL	20,843,227
		Financial Institution—Finance Noncaptive—6.4%
1,130,000		American Express Credit Corp., 5.875%, 5/2/2013	1,226,300
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	1,061,485
2,000,000		American General Finance Corp., 4.00%, 3/15/2011	1,960,646
1,200,000		Discover Bank, Sub., 8.70%, 11/18/2019	1,316,501
2,680,000		General Electric Capital Corp., 5.625%, 5/1/2018	2,801,372
1,000,000		General Electric Capital Corp., 6.875%, 1/10/2039	1,078,391
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	3,960,000
1,100,000	1,2	ILFC E-Capital Trust I, 5.90%, 12/21/2065	858,000
2,275,000		International Lease Finance Corp., 4.875%, 9/1/2010	2,275,207
1,000,000	1,2	Lukoil International Finance BV, 6.356%, 6/7/2017	1,032,500
450,000	1,2	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	495,514
1,400,000	1,2	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,382,447
		TOTAL	19,448,363
		Financial Institution—Insurance—Health—1.6%
5,000		Aetna US Healthcare, 5.75%, 6/15/2011	5,251
1,120,000		CIGNA Corp., 6.35%, 3/15/2018	1,199,423
2,055,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	2,195,837
1,130,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,282,062
		TOTAL	4,682,573
		Financial Institution—Insurance—Life—3.3%
910,000	1,2	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	1,013,755
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	600,270
390,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	468,690
1,250,000	1,2	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	1,349,480
1,300,000	1,2	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	1,305,713
570,000	1,2	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	608,572
1,260,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,336,652
850,000		Prudential Financial, Inc., 6.625%, 12/1/2037	894,003
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	515,635
1,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	1,615,038
250,000	1	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	234,856
		TOTAL	9,942,664
		Financial Institution—Insurance—P&C—4.4%
1,300,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	1,422,008
1,380,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,485,332
330,000		CNA Financial Corp., 6.50%, 8/15/2016	338,377
100,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	108,485
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,200,914
2,200,000	1,2	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	2,304,775
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	140,057
1,320,000	1,2	TIAA Global Markets, Inc., 4.95%, 7/15/2013	1,431,634
705,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	695,556
370,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	406,516
3,690,000	1,2	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,634,650
		TOTAL	13,168,304
		Financial Institution—REITs—3.7%
640,000		AMB Property LP, 6.30%, 6/1/2013	685,661
$680,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	716,374
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,248,896
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	862,510
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	205,214
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	968,459
850,000		Liberty Property LP, 6.625%, 10/1/2017	871,787
630,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	614,702
1,570,000		Prologis, Note, 5.25%, 11/15/2010	1,581,213
250,000		Prologis, Sr. Note, 5.50%, 4/1/2012	265,304
450,000		Prologis, Sr. Note, 6.875%, 3/15/2020	445,270
1,260,000		Prologis, Sr. Note, 7.625%, 8/15/2014	1,378,955
1,300,000		Simon Property Group, Inc., 6.35%, 8/28/2012	1,397,845
		TOTAL	11,242,190
		Municipal Services—0.7%
895,000	1,2	Army Hawaii Family Housing, 5.524%, 6/15/2050	734,965
1,850,000	1,2	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,532,336
		TOTAL	2,267,301
		Sovereign—0.3%
900,000	1,2	State of Qatar, 5.25%, 1/20/2020	934,875
		Technology—2.9%
1,120,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,123,165
700,000		BMC Software, Inc., 7.25%, 6/1/2018	772,878
670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	743,564
3,400,000		Harris Corp., 5.95%, 12/1/2017	3,637,508
1,085,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	1,169,129
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,337,834
		TOTAL	8,784,078
		Transportation—Airlines—0.5%
1,484,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,586,434
		Transportation—Railroads—0.8%
2,020,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	2,151,439
153,378		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	180,718
		TOTAL	2,332,157
		Transportation—Services—0.6%
1,695,000	1,2	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,862,418
		Utility—Electric—7.3%
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	894,828
2,130,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	2,298,796
910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	999,747
1,140,000	1,2	Electricite De France SA, 5.50%, 1/26/2014	1,243,275
1,220,000	1,2	Electricite De France SA, Note, Series 144A, 5.60%, 1/27/2040	1,156,015
680,000	1,2	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	689,944
620,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	752,825
570,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	583,929
800,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	802,665
1,900,064	1,2	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,100,956
420,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	491,676
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,604,724
1,170,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	1,285,869
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	668,654
$1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,127,677
550,000	1,2	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	553,581
1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,516,237
500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	501,291
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	227,562
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,663,118
		TOTAL	22,163,369
		Utility—Natural Gas Distributor—0.3%
750,000		Atmos Energy Corp., 5.125%, 1/15/2013	805,090
		Utility—Natural Gas Pipelines—3.6%
990,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	1,059,835
1,865,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,048,329
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,988,801
1,670,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	2,029,536
2,750,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,602,573
1,110,000	1,2	Williams Partners LP, 5.25%, 3/15/2020	1,114,399
		TOTAL	10,843,473
		TOTAL CORPORATE BONDS (IDENTIFIED COST $287,002,435)	294,621,359
		Government/Agency—0.2%
		Sovereign—0.2%
500,000		Sweden, Government of, 10.25%, 11/1/2015 (IDENTIFIED COST $507,523)	526,660
		Mortgage-Backed Securities—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
3,838		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	4,260
4,034		Federal Home Loan Mortgage Corp., Pool E80411, 6.50%, 4/1/2015	4,349
		TOTAL	8,609
		Government National Mortgage Association—0.0%
2,250		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,477
6,700		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,394
		TOTAL	9,871
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $16,775)	18,480
		U.S. Treasury—0.2%
		U.S. Treasury Bill—0.2%6
500,000	7	United States Treasury Bill, 0.145%, 7/1/2010 (IDENTIFIED COST $499,791)	499,807
		Repurchase Agreement—1.4%
4,318,000		Interest in $500,000,000 joint repurchase agreement 0.02%, dated 3/31/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,000,278 on 4/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2040 and the market value of those underlying securities was $515,001,507. (AT COST)	4,318,000
		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $292,344,524)8	299,984,306
		OTHER ASSETS AND LIABILITIES – NET--0.5%9	1,456,911
		TOTAL NET ASSETS--100%	$301,441,217

  At March 31, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
4U.S. Treasury Notes 10-Year Long Futures	190	$22,087,500	June 2010	$(71,822)
4U.S. Treasury Notes 2-Year Short Futures	430	$93,289,844	June 2010	$(81,555)
4U.S. Treasury Bonds 30-Year Short Futures	265	$30,773,125	June 2010	$30,257
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(123,120)

  Net Unrealized Depreciation on Futures Contracts is included in "Other Assets and Liabilities—Net".

1
  Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $62,140,468, which represented 20.6% of total net assets.

2
  Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At March 31, 2010, these liquid restricted securities amounted to $60,899,282, which represented 20.2% of total net assets.

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,006,330
Union Central Life Ins Co, Note, 8.20%, 11/1/2026	5/14/1999–9/29/1999	$284,411	$234,856

3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.

4	Non-income producing security.

5	Issuer in default.

6	Discount rate at time of purchase.

7	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

8
  At March 31, 2010, the cost of investments for federal tax purposes was $292,344,524. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $7,639,782. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,854,406 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,214,624.

9	Assets, other than investments in securities, less liabilities.

  Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1--quoted prices in active markets for identical securities

  Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used, as March 31, 2010, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Mutual Funds	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$294,621,359	$—	$294,621,359
Government/Agency	—	526,660	—	526,660
Mortgage-Backed Securities	—	18,480	—	18,480
U.S. Treasury	—	499,807	—	499,807
Repurchase Agreement	—	4,318,000	—	4,318,000
TOTAL SECURITIES	$—	$299,984,306	$—	$299,984,306
OTHER FINANCIAL INSTRUMENTS*	$(123,120)	$—	$—	$(123,120)

*	Other financial instruments include futures contracts.

  The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REITs	—Real Estate Investment Trusts

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Insurance Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 17, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	May 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 17, 2010